RELATED PARTY TRANSACTIONS - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other income
Interest income	$ 3	$ 0	$ 5	$ 0
Interest expense
Other related party services	(1)	(1)	(2)	(2)
Management service agreement	(43)	(47)	(95)	(102)
Gains from agency arrangement		0		62
Brookfield Asset Management
Revenues
Power purchase and revenue agreements	20	35	59	108
Direct operating costs
Energy purchases	(8)	(9)	(12)	(13)
Energy marketing fee & other services	(2)	(3)	(7)	(4)
Insurance services	0	(4)	0	(9)
Total related party direct operating costs	(10)	(16)	(19)	(26)
Interest expense
Borrowings	(6)	(12)	(10)	(12)
Management service agreement	$ (43)	$ (47)	$ (95)	$ (102)